Provisions - Schedule of changes in defined benefit obligation (Details) - Present value of defined benefit obligation - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
BALANCE AS AT JANUARY 1	€ 459	€ 330
Current service cost	105	(1)
Actuarial losses/(gains)	(49)	130
BALANCE AS AT CLOSING DATE	€ 515	€ 459